Share Capital (Details)																											1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) shares	Jul. 08, 2024 USD ($) shares	Jul. 04, 2024 USD ($) shares	Jun. 17, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Apr. 03, 2024 USD ($) shares	Feb. 19, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares shares	Dec. 11, 2023 USD ($) shares	Nov. 06, 2023 USD ($) shares	Oct. 20, 2023 USD ($) shares	Sep. 18, 2023 USD ($) $ / shares shares	Aug. 28, 2023 USD ($) shares	Aug. 18, 2023 USD ($)	Jun. 10, 2023 USD ($) shares	Jun. 01, 2023 USD ($) shares	May 23, 2023 USD ($) shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Feb. 14, 2022 USD ($) shares	Feb. 14, 2022 $ / shares shares	Nov. 26, 2021 USD ($) shares	Sep. 19, 2024 USD ($) shares	Jul. 16, 2024 USD ($) shares	Mar. 26, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 30, 2024 $ / shares shares	Jun. 29, 2024 shares	Jun. 28, 2024 shares	Mar. 22, 2024 shares	Jan. 21, 2024 $ / shares	Dec. 05, 2023 shares
Share Capital [Line Items]
Number of shares issued																								2,208	2,208								80,000
Common shares fair value (in Dollars) | $						$ 127		$ 68			$ 117							$ 27,965												$ 455,487
Gross proceeds from warrants exercised (in Dollars) | $																														$ 4,104,521	$ 590,077
Direct offering and private pacement common shares									1,468,000
Warrants purchase													24,167						46,942
Unregistered common warrants									1,500,000
Exercise price (in Dollars per share) | $ / shares																																	$ 4.38
Expire term									5 years
Gross proceeds from offering (in Dollars) | $									$ 2,400,000
Net proceeds from offering (in Dollars) | $									$ 1,824,773						$ 1,814,193				$ 2,936,079
Fair value of RSU (in Dollars) | $			$ 256,252		$ 243,003		$ 11,935							$ 65,143		$ 10,000	$ 48,194			$ 110,096	$ 39,975						$ 30,645
Issuance of common share																							38,462
Purchase price per share (in Dollars per share) | $ / shares	$ 195																													$ 195
Aggregate gross proceeds (in Dollars) | $																							$ 7,500,000
Underwriters option period																														45 days
Additional common shares																														5,769
Common shares percentage																														15.00%
Underwriter warrants																														1,923
Fair value of underwriter warrants (in Dollars) | $	$ 337,579																													$ 337,579
Underwritten public offering													225,833						103,249
Price per share | (per share)																			$ 23.4						$ 60
Pre-funded warrants per share (in Dollars per share) | $ / shares													$ 8.97						23.37
Pre-Funded warrants exercisable (in Dollars per share) | $ / shares													0.03						0.03
Exercise price per common share (in Dollars per share) | $ / shares																			$ 23.4
Consideration amount (in Dollars) | $																								$ 750,000
Warrant exercisable, term																								18 months
Units issued																														883
Price per unit (in Dollars per share) | $ / shares	$ 720																													$ 720
Gross proceeds (in Dollars) | $																														$ 698,897
Finder’s fees (in Dollars) | $																														69,890
Risk-free rate	4.28%
Expected life	5
Volatility	92.00%
Changes in fair value of derivative warrant liabilities (in Dollars) | $																														$ 707,802	$ (2,189,986)	$ (290,569)
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding	4,265,186																													4,265,186	607,337
Number of shares issued	4,265,186		134,868	64,617		88		44			45			585		597	245	239		400	161					44	22,500			4,265,186	607,337
Common shares fair value (in Dollars) | $	$ 269,453			$ 98,218																										$ 372,745
Net proceeds from offering (in Dollars) | $																						$ 6,363,906
Purchase price per share (in Dollars per share) | $ / shares																							$ 195
Payment per share (in Dollars per share) | $ / shares																														$ 243.75
Price per share | $ / shares													$ 9
Units issued																														1,325
Investors [Member]
Share Capital [Line Items]
Number of shares issued														44				1,494
Common shares fair value (in Dollars) | $														$ 607				$ 110,000
Investors [Member] | Common Shares [Member]
Share Capital [Line Items]
Number of shares issued																											193,851
Xylo SPA [Member]
Share Capital [Line Items]
Number of shares issued																		1,494						27,778	27,778									1,494
Shareholder equity (in Dollars) | $	$ 296,845																													$ 296,845
Finder’s fees (in Dollars) | $																														$ 50,000
Chief Science Office [Member]
Share Capital [Line Items]
Common shares fair value (in Dollars) | $																								$ 17,584		$ 21,100
Chief Science Office [Member] | Common Shares [Member]
Share Capital [Line Items]
Number of shares issued																								45	45
RSU’s [Member]
Share Capital [Line Items]
Number of shares issued	264,338																													264,338	2,216	1,407
RSU’s [Member] | Common Shares [Member]
Share Capital [Line Items]
Number of shares issued					162,970		9,000
April 2023 Warrants and September 2023 Warrants [Member]
Share Capital [Line Items]
Warrants exercised into common shares		69,592								1,062,188
Gross proceeds from warrants exercised (in Dollars) | $		$ 74,999								$ 3,498,032
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Warrants purchase									32,000
Exercise price (in Dollars per share) | $ / shares									$ 0.0001
Expire term																			5 years
Aggregate gross proceeds (in Dollars) | $													$ 2,250,000						$ 3,500,000
Pre-Funded Warrants [Member] | Common Shares [Member]
Share Capital [Line Items]
Common shares									32,000
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Common shares									1,500,000
Exercise price (in Dollars per share) | $ / shares									$ 1.6
April 2023 Warrants September 2023 Warrants and January 2024 Warrants [Member]
Share Capital [Line Items]
Warrants exercised into common shares																												306,172
Gross proceeds from warrants exercised (in Dollars) | $																												$ 402,206	$ 157,918
Exercised shares																													131,914
September 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Expire term													5 years
Exercise price per common share (in Dollars per share) | $ / shares													$ 9
April 2023 Warrants [Member]
Share Capital [Line Items]
Number of shares issued		64,104																	4,505,718																156,098	27,973		2,729,394
Common shares fair value (in Dollars) | $												$ 574,040
Warrants exercised into common shares												119,433
Exercise price (in Dollars per share) | $ / shares																																					$ 1.077
Number of warrant shares												784,584
Warrants [member]
Share Capital [Line Items]
Common shares fair value (in Dollars) | $																														$ 82,742
Risk-free rate																														1.43%
Expected life																														1.5
Volatility																														107.46%
Warrants [member] | Xylo SPA [Member]
Share Capital [Line Items]
Number of shares issued																		75																75